Pay vs Performance Disclosure	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ 372,520	¥ 53,706,198	¥ 42,775,832